Cover Page Cover Page	Feb. 23, 2021	Feb. 22, 2021	Feb. 20, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Feb. 23, 2021
Entity Registrant Name	CABOT OIL & GAS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10447
Entity Tax Identification Number	04-3072771
Entity Address, Address Line One	Three Memorial City Plaza
Entity Address, Address Line Two	840 Gessner Road
Entity Address, Address Line Three	Suite 1400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	281
Local Phone Number	589-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key			0000858470
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	COG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag			false